Deposits - Scheduled Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Banking and Thrift [Abstract]
2020	$ 137,630
2021	59,641
2022	27,709
2023	15,912
2024	15,279
Total Time deposit	$ 256,171